COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2015
Fees and Commissions [Abstract]
Commissions and fees revenues
The following table presents Commissions and fees revenue:

In millions of dollars	2015	2014	2013
Investment banking	$3,423	$3,687	$3,315
Trading-related	2,345	2,503	2,563
Credit cards and bank cards	1,786	2,227	2,472
Trade and securities services	1,735	1,871	1,847
Other consumer(1)	685	885	911
Corporate finance(2)	493	531	516
Checking-related	497	531	551
Loan servicing	404	380	500
Other	480	417	266
Total commissions and fees	$11,848	$13,032	$12,941

(1)	Primarily consists of fees for investment fund administration and management, third-party collections, commercial demand deposit accounts and certain credit card services.

(2)	Consists primarily of fees earned from structuring and underwriting loan syndications.